SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Disclosure of information about consolidated entities
The Consolidated Financial Statements include the accounts of Yamana Gold Inc. (parent and ultimate holding company) and the following significant entities as at December 31, 2017 and 2016:

			Interest
Legal Entity	Mine	Country of incorporation	2017	2016
Mineração Maracá Industria e Comércio S.A.	Chapada	Brazil	100%	100%
Minera Meridian Ltda.	El Peñón	Chile	100%	100%
Canadian Malartic Corporation - a joint operation (Note 3(b))	Canadian Malartic	Canada	50%	50%
Minera Florida Ltda.	Minera Florida	Chile	100%	100%
Jacobina Mineração e Comércio Ltda.	Jacobina	Brazil	100%	100%
Minas Argentinas S.A.	Gualcamayo	Argentina	100%	100%

Disclosure of detailed information about property, plant and equipment

	Depreciation Method	Useful Life
Building	Straight Line	4 to 30 years
Machinery and equipment	Straight Line	2 to 7 years
Vehicles	Straight Line	3 to 5 years
Furniture and office equipment	Straight Line	2 to 10 years
Computer equipment and software	Straight Line	3 to 5 years
Land	Not depreciated

	Mining property costs subject to depletion (i)	Mining property costs not subject to depletion (ii)	Land, building, plant & equipment	Total
Cost, January 1, 2016	$5,522.5	$6,546.7	$2,802.2	$14,871.4
Additions	192.3	240.2	55.8	488.3
Acquisitions through business combinations (Note 6(d))	17.1	—	40.3	57.4
Reclassification, transfers and other non-cash movements (iii)	421.8	(435.2)	42.9	29.5
Change in decommissioning, restoration and similar liabilities	36.6	—	—	36.6
Disposals	(329.9)	(369.7)	(196.0)	(895.6)
Cost, December 31, 2016	$5,860.4	$5,982.0	$2,745.2	$14,587.6
Additions	231.9	317.9	94.1	643.9
Reclassification, transfers and other non-cash movements (iii)	99.5	(24.1)	(29.1)	46.3
Change in decommissioning, restoration and similar liabilities	47.4	0.5	—	47.9
Disposals	1.0	(10.1)	(28.4)	(37.5)
Reclassified as held for sale (Note 6(a))	(109.9)	(129.8)	(92.6)	(332.3)
Cost, December 31, 2017	$6,130.3	$6,136.4	$2,689.2	$14,955.9

Accumulated depletion and depreciation, January 1, 2016	$3,211.3	$2,275.8	$1,175.6	$6,662.7
Depletion and depreciation for the year	261.8	—	215.3	477.1
Impairment	426.8	101.1	87.2	615.1
Reclassification, transfers and other non-cash movements	(0.5)	—	—	(0.5)
Disposals	(330.0)	(295.7)	(107.4)	(733.1)
Accumulated depletion and depreciation, December 31, 2016	$3,569.4	$2,081.2	$1,370.7	$7,021.3
Depletion and depreciation for the year	224.9	—	212.5	437.4
Impairment (iv)	129.7	146.3	80.5	356.5
Reclassification, transfers and other non-cash movements	—	—	—	—
Disposals	—	(2.9)	(13.0)	(15.9)
Eliminated on reclassification as held for sale (Note 6(a))	(49.8)	—	(53.3)	(103.1)
Accumulated depletion and depreciation, December 31, 2017	$3,874.2	$2,224.6	$1,597.4	$7,696.2
Carrying value, December 31, 2016	$2,291.0	$3,900.8	$1,374.5	$7,566.3
Carrying value, December 31, 2017	$2,256.1	$3,911.8	$1,091.8	$7,259.7

(i)	The following table shows the reconciliation of capitalized stripping costs incurred in the production phase:

As at December 31,	2017	2016
Balance, beginning of year	$285.3	$221.7
Additions	135.2	88.7
Amortization	(18.2)	(25.1)
Balance, end of year	$402.3	$285.3

(ii)
Mining property costs not subject to depletion include: capitalized mineral reserves and exploration potential acquisition costs, capitalized exploration & evaluation costs, capitalized development costs, assets under construction, capital projects and acquired mineral resources at operating mine sites. Mining property costs not subject to depletion are composed of the following:

As at December 31,	2017	2016
Projects with mineral reserves	$2,429.3	$2,346.1
Exploration potential	1,220.9	1,465.1
Mines under construction	261.6	89.6
Total	$3,911.8	$3,900.8

(iii)	Reclassification, transfers and other non-cash movements includes $54.2 million (2016 - $6.2 million) in ore stockpile inventory which is not expected to be processed within the next twelve months.

(iv)
During the year, the Company recognized net impairment charges totalling $356.5 million on certain mineral interests (2016 - $615.1 million). Refer to Note 11: Impairment and Reversal of Impairment to the Company's Consolidated Financial Statements for additional details.